Note 11 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash (Note 3)		$ 56,748	$ 94,008
Accounts receivable (Note 4)		2,097	897
Loan to the Juanicipio Entities (Note 6 and Note 14) (1)	[1]	106,036	63,712
Maximum exposure of cash, term deposits, and accounts receivable to credit risk		$ 164,881	$ 158,617

[1]	The expected credit losses take into account future information of the credit worthiness of the Juanicipio Entities and are not considered significant.